Minimum Amounts Of Capital and Ratios (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	$ 62,272	$ 53,029
Tier I risk-based, Amount	31,136	26,514
Tier I leverage, Amount	42,363	37,002
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	62,208	52,935
Tier I risk-based, Amount	31,104	26,467
Tier I leverage, Amount	$ 42,325	$ 36,956
Total risk-based, Ratio	8.00%	8.00%
Tier I risk-based, Ratio	4.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%